Related Party Transactions and Balances (Details) ¥ in Millions				12 Months Ended
	Nov. 30, 2024 USD ($)	Nov. 30, 2024 CNY (¥)	Dec. 19, 2023 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)
Related Party Transactions and Balances [Line Items]
Purchase equity interest			40.00%
Transaction amount	$ 13,700,000
Zhongxiangxin [Member]
Related Party Transactions and Balances [Line Items]
Advanced amount				$ 6,849,972	¥ 50
Fixed interest rate on advances				2.35%
Related party principle and interest amount				$ 6,854,443
Hainan Guoxie [Member]
Related Party Transactions and Balances [Line Items]
Advanced amount				$ 10,190,726
Ms. Liu Fang [Member]
Related Party Transactions and Balances [Line Items]
Purchase equity interest			40.00%
Prepaid in deposits			$ 9,200,000
Transaction amount | ¥		¥ 100